Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Capital Stock [member]	Advance for future capital increase [member]	Treasury shares [member]	Premium on transfer of shares [member]	Special premium reserve of subsidiary [member]	Share-based payments [member]	Cash flow hedge reserve [member]	Post employment benefit [member]	Cumulative adjustment of conversion into subsidiaries [member]	Effects from changes in the equity investments [member]	Accumulated losses [member]	Deficit attributable to equity holders of the parent company [member]	Non-controlling interests [member]	Total
Balances as of beginning of period at Dec. 31, 2017	R$ 2,927,184		R$ (4,168)	R$ 17,783	R$ 70,979	R$ 119,308	R$ (79,316)			R$ 760,545	R$ (7,312,849)	R$ (3,500,534)	R$ 412,013	R$ (3,088,521)
Changes in equity [Abstract]
Initial adoption of accounting standards - IFRS 9											1,675	1,675	38	1,713
Other comprehensive income (loss), net							(420,706)					(420,706)		(420,706)
Net income (loss) for the year											(1,085,393)	(1,085,393)	305,669	(779,724)
Stock options exercised	15,428	2,818										18,246		18,246
Effects of the change in interest in investment										(561)		(561)	561
Treasury shares buyback			(15,929)									(15,929)		(15,929)
Stock options in subsidiary													875	875
Share-based payments						17,790						17,790	782	18,572
Treasury shares transferred			19,971	(286)		(19,685)
Dividends and interest on shareholders' equity paid by Smiles													(172,865)	(172,865)
Dividends and interest on shareholders' equity distributed by Smiles													(67,012)	(67,012)
Balances as of end of period at Dec. 31, 2018	2,942,612	2,818	(126)	17,497	70,979	117,413	(500,022)			759,984	(8,396,567)	(4,985,412)	480,061	(4,505,351)
Changes in equity [Abstract]
Initial adoption of accounting standards											(2,482,573)	(2,482,573)	(256)	(2,482,829)
Adjusted balance as of January 1st , 2019	2,942,612	2,818	(126)	17,497	70,979	117,413	(500,022)			759,984	(10,879,140)	(7,467,985)	479,805	(6,988,180)
Other comprehensive income (loss), net							(30,021)	(41,045)				(71,066)		(71,066)
Net income (loss) for the year											(117,273)	(117,273)	296,611	179,338
Total comprehensive income (loss) for the year							(30,021)	(41,045)			(117,273)	(188,339)	296,611	108,272
Advances for future capital increase		584										584		584
Stock options exercised	65,566	(2,818)				7,137						69,885	2,366	72,251
Effects of the change in interest in investment										(649)		(649)	649
Treasury shares buyback			(102,417)									(102,417)		(102,417)
Subscription warrants					12,250							12,250		12,250
Interest on shareholders' equity distributed by Smiles													(208,177)	(208,177)
Balances as of end of period at Dec. 31, 2019	3,008,178	584	(102,543)	17,497	83,229	124,550	(530,043)	(41,045)		759,335	(10,996,413)	(7,676,671)	571,254	(7,105,417)
Changes in equity [Abstract]
Other comprehensive income (loss), net							(781,033)	14,376	564			(766,093)	(9)	(766,102)
Net income (loss) for the year											(5,988,128)	(5,988,128)	92,877	(5,895,251)
Total comprehensive income (loss) for the year							(781,033)	14,376	564		(5,988,128)	(6,754,221)	92,868	(6,661,353)
Advances for future capital increase		1,180										1,180		1,180
Stock options exercised	1,258	(584)										674		674
Effects of the change in interest in investment										477	(829)	(352)	352
Interest on shareholders' equity distributed by Smiles													(25,573)	(25,573)
Share-based payments						22,298						22,298	1,132	23,430
Treasury shares transferred			40,328			(40,328)
Balances as of end of period at Dec. 31, 2020	R$ 3,009,436	R$ 1,180	R$ (62,215)	R$ 17,497	R$ 83,229	R$ 106,520	R$ (1,311,076)	R$ (26,669)	R$ 564	R$ 759,812	R$ (16,985,370)	R$ (14,407,092)	R$ 640,033	R$ (13,767,059)